NOTE PAYABLE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Note Payable At Beginning Of The Period	$ 0	$ 0
Additions	4,665
Repayments	0	0
Unwinding Of Fair Value Adjustment	9	0
Note Payable At Ending Of The Period	4,674	0
Less: Current Portion	(4,674)	0
Non-current Portion	$ 0	$ 0